Aspiriant Trust

11100 Santa Monica Boulevard, Suite 600

Los Angeles, CA 90025

June 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aspiriant Trust (“Registrant”)

File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter is certifying that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 29, which was filed via EDGAR Accession No. 0001398344-20-011863 on June 2, 2020.

Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Very truly yours,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary